Summary of Interest Expense - Bank Loans and Notes Payables (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings			$ 4,459		$ 4,786	$ 4,337
Finance charges for employee benefits			200		202	182
Derivative instruments			1,946		2,370	4,161
Finance charges of leases			129		0	0
Finance operating charges			170		210	97
Interest Expense	$ 366		$ 6,904	[2]	$ 7,568	$ 8,777

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1